RELATED PARTIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	$ 10,670	$ 8,753	$ 7,764
Marketing agreement with Medtronic, Inc. ("Medtronic")
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	207	307	177
Fee and commission expense	$ 41	$ 61	$ 35